UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 100.1%
	AGRIBUSINESS – 29.9%
	AGRICULTURE – 4.0%
7,850	Adecoagro S.A.*1	$62,565
1,985	Archer-Daniels-Midland Co.	89,305
2,100	Bunge Ltd.[1]	152,145
		304,015
	CHEMICALS – 16.9%
2,180	Agrium, Inc.[1]	226,437
3,900	CF Industries Holdings, Inc.	223,782
7,760	CVR Partners LP	86,446
2,561	EI du Pont de Nemours & Co.	131,892
2,040	Monsanto Co.	199,206
3,356	Mosaic Co.	137,025
4,610	Potash Corp. of Saskatchewan, Inc.[1]	119,860
2,229	Syngenta A.G. - ADR	154,559
		1,279,207
	FOOD – 5.9%
7,800	BRF S.A. - ADR	148,590
3,000	Calavo Growers, Inc.	174,750
1,380	Ingredion, Inc.	119,149
		442,489
	PHARMACEUTICALS – 3.1%
1,580	Mead Johnson Nutrition Co.	123,777
2,520	Zoetis, Inc.	113,072
		236,849
		2,262,560
	INFRASTRUCTURE – 41.4%
	CHEMICALS – 0.7%
3,040	Ultrapar Participacoes S.A. - ADR	53,078

	ENGINEERING & CONSTRUCTION – 2.3%
1,200	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	174,888

	ENVIRONMENTAL CONTROL – 2.0%
3,000	Waste Management, Inc.	150,180

	GAS – 1.6%
1,860	National Grid PLC - ADR	123,095

	OIL & GAS – 5.4%
2,700	Anadarko Petroleum Corp.	193,266
1,280	Occidental Petroleum Corp.	93,453
2,574	Total S.A. - ADR	119,433
		406,152

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFRASTRUCTURE (Continued)
	OIL & GAS SERVICES – 2.7%
2,640	Schlumberger Ltd.[1]	$204,257

	PIPELINES – 16.6%
3,830	Enbridge, Inc.[1]	157,911
4,880	Energy Transfer Equity LP	136,884
5,568	EnLink Midstream Partners LP	98,164
3,720	Enterprise Products Partners LP	104,569
2,080	Genesis Energy LP	90,813
5,410	Kinder Morgan, Inc.	175,338
3,015	MarkWest Energy Partners LP	169,956
3,670	TransCanada Corp.[1]	127,055
3,971	Williams Cos., Inc.	191,402
		1,252,092
	REITS – 1.7%
1,430	American Tower Corp.	131,832

	TELECOMMUNICATIONS – 6.2%
390	China Mobile Ltd. - ADR	23,330
3,000	KT Corp. - ADR*	37,080
2,830	Nippon Telegraph & Telephone Corp. - ADR	108,219
2,610	Orange S.A. - ADR	41,055
8,730	Telefonica S.A. - ADR	122,831
3,970	Vodafone Group PLC - ADR	136,886
		469,401
	TRANSPORTATION – 2.2%
150	Canadian Pacific Railway Ltd.[1]	21,780
4,886	Guangshen Railway Co., Ltd. - ADR	99,430
250	Kansas City Southern	23,185
2,560	Navios Maritime Partners LP1	22,631
		167,026
		3,132,001
	TIMBER – 28.8%
	BUILDING MATERIALS – 1.3%
1,660	Universal Forest Products, Inc.	99,699

	FOREST PRODUCTS & PAPER – 9.6%
4,180	Domtar Corp.	168,078
8,433	Fibria Celulose S.A. - ADR	119,917
9,100	Interfor Corp.*	87,846
3,260	International Paper Co.	140,636
5,305	West Fraser Timber Co., Ltd.	206,579
		723,056

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TIMBER (Continued)
	PACKAGING & CONTAINERS – 9.0%
6,620	KapStone Paper and Packaging Corp.	$144,250
3,310	Packaging Corp. of America	222,134
5,260	WestRock Co.	312,181
		678,565
	REITS – 8.9%
4,880	Plum Creek Timber Co., Inc.	187,831
4,240	Potlatch Corp.	140,005
2,405	Rayonier, Inc.	55,315
10,435	Weyerhaeuser Co.	291,554
		674,705
		2,176,025
	TOTAL COMMON STOCKS (Cost $7,502,446)	7,570,586

	TOTAL INVESTMENTS – 100.1% (Cost $7,502,446)	7,570,586
	Liabilities in Excess of Other Assets – (0.1)%	(7,241)

	TOTAL NET ASSETS – 100.0%	$7,563,345

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

Note 1 – Organization
The Capital Innovations Global Agri, Timber, Infrastructure Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to maximum total return through growth of capital, and secondarily seeks to provide current income to shareholders.  The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class and commenced operations on September 28, 2012.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting codification Topic 946 “Financial Services- Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2015 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At August 31, 2015, the Fund did not have any forward contracts outstanding.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At August 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$7,502,446
Gross unrealized appreciation	$804,135
Gross unrealized depreciation	(735,995)
Net unrealized appreciation on investments and foreign currency translations	$68,140

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund’s assets carried at fair value:

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2015 (Unaudited)

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$7,570,586	$-	$-	$7,570,586
Total Investments	$7,570,586	$-	$-	$7,570,586

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/29/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/29/15